Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024 [1]	Jun. 30, 2025	Jun. 30, 2024	[1]
Profit or loss [abstract]
Revenues (note 7)	$ 1,160	$ 1,144	$ 2,707	$ 2,384
Cost of revenues	890	1,059	1,857	1,975
Gross profit	270	85	850	409
Expenses:
Research and development costs	3,919	957	5,230	2,088
Sales and marketing costs	828	583	1,256	894
General and administration expenses	2,320	1,658	7,736	3,857
Operating loss	(6,797)	(3,113)	(13,372)	(6,430)
Loss (gain) on revaluation of warrant Liability (note 4)	4,135	(421)	3,735	(3,775)
Financial (income) expense	223	62	(187)	80
Loss before taxes on income	(11,155)	(2,754)	(16,920)	(2,735)
Income tax expense
Net loss for the period from continuing operations	(11,155)	(2,754)	(16,920)	(2,735)
Net loss for the period from discontinued operations	(1,436)	(420)	(2,425)	(835)
Net loss for the period	(12,591)	(3,174)	(19,345)	(3,570)
Less: Net loss attributable to non-controlling interests	(76)	(604)	(408)	(1,167)
Net loss attributable to controlling shareholders	(12,515)	(2,570)	(18,937)	(2,403)
Item that will not be reclassified to profit or loss:
Adjustments arising from translation of financial statements to presentation currency	(274)	222	536	(470)
Other comprehensive income (loss)	(274)	222	536	(470)
Total comprehensive loss for the period	(12,865)	(2,952)	(18,809)	(4,040)
Less: Comprehensive loss attributable to non-controlling interests	(76)	(604)	(408)	(1,167)
Comprehensive loss attributable to shareholders of the Company	(12,789)	(2,348)	(18,401)	(2,873)
Total comprehensive loss for the period	$ (12,865)	$ (2,952)	$ (18,809)	$ (4,040)
Basic loss per share from continuing operations	$ (0.31)	$ (0.16)	$ (0.48)	$ (0.08)
Diluted loss per share from continuing operations	(0.31)	(0.16)	(0.48)	(0.08)
Basic loss per share from discontinued operations	(0.04)	(0.03)	(0.07)	(0.05)
Diluted loss per share from discontinued operations	$ (0.04)	$ (0.03)	$ (0.07)	$ (0.05)
Weighted average number of shares outstanding	35,304,220	20,692,538	34,177,189	18,516,826	[2]

[1]	Reclassified due to discontinued operations.
[2]	On September 24, 2024, the Board approved a 1-for-2.5 reverse stock split, (the “Reverse Split”). Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.